RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Market Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
5% increase | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	$ (67)	$ (41)	$ (62)
Effect on OCI	(170)	(176)	(23)
5% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	142	177	29
Effect on OCI	293	327	307
5% decrease | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	67	47	62
Effect on OCI	170	176	23
5% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(142)	(177)	(29)
Effect on OCI	(293)	(327)	(307)
1% increase | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	81	251	(129)
Effect on OCI	210	138	148
1% decrease | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(101)	(292)	130
Effect on OCI	$ (220)	$ (150)	$ (156)